Derivatives	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives	Derivatives
Derivative Instruments
The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as freestanding derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.
Strategies that Qualify for Hedge Accounting
Some of the Company's derivatives satisfy hedge accounting requirements as outlined in Note 1 - Basis of Presentation and Significant Accounting Policies of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. As a result of pushdown accounting, derivative instruments that previously qualified for hedge accounting were de-designated and recorded at fair value through adjustments to additional paid-in capital at the acquisition date. The hedge strategies by hedge accounting designation include:
Cash Flow Hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Non-Qualifying Strategies
Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.
The non-qualifying strategies include:
Interest Rate Swaps, Swaptions and Futures
The Company uses interest rate swaps, swaptions and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the notional amount of interest rate swaps in offsetting relationships was $276 and $506, respectively.
Foreign Currency Swaps and Forwards
The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash.
Credit Contracts
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty or the Company should the referenced security issuers experience a credit event, as defined in the contract. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Equity Index Swaps and Options
The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio.
Macro Hedge Program
The Company utilizes equity swaps, options and futures as well as interest rate swaps to provide protection against the statutory tail scenario risk to the Company's statutory surplus arising from higher GMDB claims, as well as lower variable annuity fee revenue.
GMWB Derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as freestanding derivatives with a notional amount equal to the GRB reinsured.
FIA Embedded Derivative
The Company has assumed through reinsurance, certain FIA products with index-based crediting that constitutes an embedded derivative. The cedant hedges this risk and provides the benefits of this hedging as part of the reinsurance settlements.
Ceded Modified Coinsurance Reinsurance Contracts
As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company had approximately $645 and $775, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in trust accounts established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves. A funds withheld liability is recorded for funds contractually withheld by the Company under funds withheld modified coinsurance arrangements in which the Company is the cedant.
Derivative Balance Sheet Classification
For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the FVO.

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
	Successor Company		Successor Company		Successor Company		Successor Company
			As Restated		As Restated		As Restated
Hedge Designation/Derivative Type	Dec 31, 2022	Dec 31, 2021	Dec 31, 2022	Dec 31, 2021	Dec 31, 2022	Dec 31, 2021	Dec 31, 2022	Dec 31, 2021
Cash flow hedges
Interest rate swaps	$250	$100	$—	$—	$—	$—	$—	$—
Total cash flow hedges	250	100	—	—	—	—	—	—
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	1,363	3,074	(1)	(7)	3	19	(4)	(26)
Foreign exchange contracts
Foreign currency swaps and forwards	161	161	15	9	16	10	(1)	(1)
Credit contracts
Credit derivatives that assume credit risk	500	100	4	2	4	2	—	—
Variable annuity hedge program
GMWB product derivatives [1]	6,308	7,086	131	80	131	100	—	(20)
GMWB reinsurance contracts	1,397	1,555	(131)	(8)	—	—	(131)	(8)
Macro hedge program	22,823	22,991	211	(213)	506	145	(295)	(358)
Fixed indexed annuities
FIA product derivative [1] [2]	—	—	(385)	(655)	—	—	(385)	(655)
FIA reinsurance contracts [2]	—	—	288	—	288	—	—	—
Other
Modified coinsurance reinsurance contracts [2]	—	—	726	15	129	15	597	—
Total non-qualifying strategies	32,552	34,967	858	(777)	1,077	291	(219)	(1,068)
Total cash flow hedges and non-qualifying strategies	$32,802	$35,067	$858	$(777)	$1,077	$291	$(219)	$(1,068)
Balance Sheet Location
Fixed maturities, AFS	$56	$56	$—	$—	$—	$—	$—	$—
Other investments	11,998	8,163	195	43	237	91	(42)	(48)
Other liabilities	13,043	18,206	34	(252)	292	85	(258)	(337)
Reinsurance recoverables	1,397	1,556	286	7	417	15	(131)	(8)
Funds withheld liability	—	—	597	—	—	—	597	—
Other policyholder funds and benefits payable	6,308	7,086	(254)	(575)	131	100	(385)	(675)
Total derivatives	$32,802	$35,067	$858	$(777)	$1,077	$291	$(219)	$(1,068)
[1] These derivatives are embedded within liabilities and are not held for risk management purposes.
[2]    For certain assumed and ceded reinsurance agreements the notional value is not indicative of the volume of activity. Refer to Note 5 - Reinsurance for additional information regarding the activity which generated the value of the embedded derivative.

Offsetting of Derivative Assets/Liabilities
The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset on the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

Offsetting Derivative Assets and Liabilities
	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented on the Statement of Financial Position		Collateral Disallowed for Offset on the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset on the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2022 (Successor Company)
Other investments	$529	$446	$195	$(112)	$68	$15
Other liabilities	(300)	(195)	34	(139)	(103)	(2)
As of December 31, 2021 (Successor Company)
Other investments	$176	$162	$43	$(29)	$5	$9
Other liabilities	(385)	(134)	(252)	1	(251)	—
[1]    Included in other invested assets on the Company's Consolidated Balance Sheets.
[2]    Included in other liabilities on the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.
[3]    Included in other investments on the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.
[4]    Excludes collateral associated with exchange-traded derivative instruments.
Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships
Pre-Tax Gain (Loss) Recognized in OCI
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Interest rate swaps	$(35)	$—	$—	$—
Foreign currency swaps	—	—	—	(2)
Total	$(35)	$—	$—	$(2)

Derivatives in Cash Flow Hedging Relationships (Successor Company)
Gain (Loss) Reclassified from AOCI into Income
	As Restated
	For the Year Ended December 31, 2022		For the Period of July 1, 2021 to December 31, 2021
	Net Realized Capital Losses	Net Investment Income	Net Realized Capital Losses	Net Investment Income
Interest rate swaps	$—	$(1)	$—	$—
Foreign currency swaps	—	—	—	—
Total	$—	$(1)	$—	$—
Total amounts presented in the Consolidated Statements of Operations	$(10)	$778	$(20)	$498

Derivatives in Cash Flow Hedging Relationships (Predecessor Company)
Gain or (Loss) Reclassified from AOCI into Income
	For the Six Months Ended June 30, 2021		For the Years Ended December 31, 2020
	Net Realized Capital Losses	Net Investment Income	Net Realized Capital Losses	Net Investment Income
Interest rate swaps	$—	$—	$—	$—
Foreign currency swaps	(1)	—	—	—
Total	(1)	—	—	—
Total amounts presented in the Consolidated Statements of Operations	$(242)	$534	$(74)	$816
As of December 31, 2022 (Successor Company), the before tax deferred net losses on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months were $8. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.
For all periods presented, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.
Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	Successor Company		Predecessor Company
	As Restated
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
Variable annuity hedge program
GMWB product derivatives	$88	$29	$82	$67
GMWB reinsurance contracts	(88)	4	(24)	(27)
GMWB hedging instruments				42
Variable annuity macro hedge program	(1)	(100)	(301)	(414)
Total variable annuity hedge program	(1)	(67)	(243)	(332)
Fixed Index Annuity
FIA product derivatives	270	—	—	—
Foreign exchange contracts
Foreign currency swaps and forwards	7	5	(2)	(4)
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	(306)	21	(76)	180
Credit contracts
Credit derivatives that purchase credit protection	—	—	—	19
Credit derivatives that assume credit risk	3	1	—	—
Other
Modified coinsurance reinsurance contracts	809	15	22	(50)
Total other non-qualifying derivatives	506	37	(54)	149
Total [1]	$782	$(25)	$(299)	$(187)
[1]    Excludes investments that contain an embedded credit derivative for which the Company has elected the FVO.
Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

As of December 31, 2022 (Successor Company)
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative Type by Derivative Risk Exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount	Offsetting Fair Value
Basket credit default swaps [3]
Investment grade risk exposure	$500	$4	5 years	Corporate Credit	BBB+	$—	$—
Total	$500	$4				$—	$—
As of December 31, 2021 (Successor Company)
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative Type by Derivative Risk Exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount	Offsetting Fair Value
Basket credit default swaps [3]
Investment grade risk exposure	$100	$2	5 years	Corporate Credit	BBB+	$—	$—
Total	$100	$2				$—	$—
[1]    The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.
[2]    Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]    Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.
Derivative Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company pledged cash collateral with a fair value of $5 and $2, respectively, associated with derivative instruments. The collateral receivable has been recorded in other assets or other liabilities on the Company's Consolidated Balance Sheets, as determined by the Company's election to offset on the balance sheet. As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company also pledged securities collateral associated with derivative instruments with a fair value of $106 and $270, respectively, which have been included in fixed maturities, AFS on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities. In addition, as of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company has pledged initial margin of cash related to OTC-cleared and exchange traded derivatives with a fair value of $15 and $4, respectively, which is recorded in other investments or other assets on the Company's Consolidated Balance Sheets. As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company has pledged initial margin of securities related to OTC-cleared and exchange traded derivatives with a fair value of $187 and $172, respectively, which are included within fixed maturities, AFS on the Company's Consolidated Balance Sheets.
As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company accepted cash collateral associated with derivative instruments of $262 and $30, respectively, which was invested and recorded on the Consolidated Balance Sheets in fixed maturities, AFS and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company's election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2022 (Successor Company) and 2021 (Successor Company) with a fair value of $79 and $5, respectively, which the Company has the right to sell or repledge. As of December 31, 2022 (Successor Company), the Company had not repledged securities and did not sell any securities. The non-cash collateral accepted was held in separate custodial accounts and was not included on the Company's Consolidated Balance Sheets.